FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	As of December 31, 2025
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock	$20,579,144	$—	$—	$20,579,144
Mutual funds	6,509,070	—	—	6,509,070
Total assets in fair value hierarchy	$27,088,214	$—	$—	$27,088,214
Investments at net asset value:
Common/collective trusts				198,883,571
Investments at fair value				$225,971,785

	As of December 31, 2024
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock	$20,612,346	$—	$—	$20,612,346
Mutual funds	6,648,654	—	—	6,648,654
Total assets in fair value hierarchy	$27,261,000	$—	$—	$27,261,000
Investments at net asset value:
Common/collective trusts				169,082,988
Investments at fair value				$196,343,988